Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Deferred income tax expense (income) in the income statement	$ 39	$ (35)	$ (122)
Deferred income tax expense (income) in stockholders' equity	14	(38)	(41)
Reclassifications	7	78	(12)
Change in deferred income tax during the period	$ 60	$ 5	$ (175)